Restricted Investments - Disclosure of Restricted Investments (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of financial assets [line items]
Restricted investments	R 5,687	R 5,263
Total environmental trust funds
Disclosure of financial assets [line items]
Restricted investments	5,673	5,244	R 5,064
Investments held by social trust funds
Disclosure of financial assets [line items]
Restricted investments	R 14	R 19